Note 7 - Convertible Notes	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Debt Disclosure [Text Block]

NOTE 7: CONVERTIBLE NOTES

Windsor Private Capital Ltd. Partnership (“WPC”) and Origa Two Holdings Inc (“Origa")

On February 2, 2022, Origa and the Company signed a Side Letter in order to raise additional funds of $1,000 which were to be provided to the Company, as part of the original debt that was issued in 2021. The maturity date of the debentures was also extended to December 31, 2022. Two tranches of warrants (Tranche A and B) were also issued (Note 11.d). This amendment and issuance of warrants resulted in the extinguishment of the original debt, and recognition of the amended debt and warrants at their fair value of $1,886 and $478, respectively. The Company recorded a loss on extinguishment of $576 within other income (expense) in the accompanying consolidated statement of operations and comprehensive loss for the year ended December 31, 2022.

On July 4, 2022, the board of directors of the Company agreed to amend the conversion price on the convertible debt from a price of $72.12 to $28.85 per share. Additionally, Tranche A warrants’ exercise price was amended, the Tranche B warrants were cancelled (Note 11.d) and the expiration date of all remaining warrants were amended to 3 years from the date of amendment. This resulted in the debt being extinguished, and recognition of the amended convertible debt and Tranche A warrants at $2,936 and $551 respectively. The Company recognized a gain on extinguishment of $509 within other income (expense) in the accompanying consolidated statement of operations and comprehensive loss for the year ended December 31, 2022.

Phyto IV Convertible debt issuance

On May 4, 2022, the Company issued a convertible debenture to Phyto IV LP. The principal amount of the note was $150 and the interest on the note accrued at a fixed rate 10% per annum. The interest on the note is accrued semi-annually and shall be payable on the maturity date, calculated on the basis of actual days elapsed. The interest is not payable in cash but added to the principal amount semi-annually on June 30 and December 31 of each year. The loan had a maturity date of one year from issuance with an option to extend maturity by one more year for a 1.5% fee of the then outstanding principal. The notes were convertible at a price of $72.12 per share. The conversion price for the convertible debt was also subject to adjustments resulting from subdivision, consolidation or any stock securities issuance by the way of stock dividend or other distribution. These adjustments were standard anti-dilution adjustments to compensate the warrant holders for any such event such that their rights were on par with other shareholders.

On July 4, 2022, the board of directors agreed to amend the conversion price on the convertible debt and reduce it from a price of $72.12 to $28.85. This resulted in a fair value change of the conversion option, which resulted in the debt being extinguished resulting in a gain on modification of $8.

On September 30, 2022, the convertible debt including accrued interest was converted to 5,386 reverse stock split adjusted shares of common stock of the Company.

Convertible debt issued to various investors

On July 4, 2022, the Company signed a memorandum of understanding with Origa and WPC to raise funds. As part of the memorandum of understanding, between July 4, 2022, and August 16, 2022, the Company issued convertible debt along with warrants to 13 individual investors on identical terms. The raise resulted in a total issuance of $555. Interest is accrued at a fixed rate of 10% per annum. The interest on the note is accrued semi-annually and shall be payable on the maturity date, calculated based on actual days elapsed. The interest is not payable in cash but added to the principal amount semi-annually on June 30 and December 31 of each year.

Each loan matures after two calendar years from the date of issue and had an option to extend the maturity date by one year at a fee of 1.5% of the then outstanding principal. The notes are also convertible into the common stock of the Company at any time at the option of the holder at a price of $28.85 per share. The conversion price for the convertible debt was subject to adjustments resulting from subdivision, consolidation or any stock securities issuance by the way of stock dividend or other distribution. These adjustments were standard anti-dilution adjustments to compensate the warrant holders for any such event such that their rights were on par with other shareholders.

On September 30, 2022, the convertible debt including accrued interest was converted to 19,628 shares of common stock of the Company. The share number has been adjusted to reflect the reverse stock split number of shares, which occurred on November 23, 2022 and the Merger, which occurred on August 12, 2024

Conversion option added to director loans

On July 4, 2022, the board of directors added a conversion option to certain directors' loan which were interest-free and payable upon demand. During 2022, the loans were converted to 11,088 shares of common stock.

No convertible debt remained outstanding as of December 31, 2023 and 2022, except for the non-interest bearing director’s loan payable on demand (Refer to Note 13).